Loans and Allowance for Credit Losses, Loans by Loan to Value Ratio, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Total consumer PCI loans (carrying value)	$ 23,320		$ 26,727
Loans	862,551	[1],[2]	822,286	[1],[2]	798,351	769,631	757,267
Residential Mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Total consumer PCI loans (carrying value)	21,813		24,223
Loans	325,103		324,457
Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	111,322		87,692
60.01-80%	103,763		97,341
80.01-100%	39,174		47,115
100.01-120%	13,387		20,670
Greater than 120%	6,914		13,675
No LTV/CLTV available	2,462		3,004
Government insured/guaranteed loans	26,268		30,737
Loans, excluding Purchased Credit Impaired Loans	303,290		300,234
Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Total consumer PCI loans (carrying value)	21,712		24,100
Loans	265,386		258,507		249,912	229,408	231,113
Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	95,719		74,047
60.01-80%	86,112		80,187
80.01-100%	25,170		30,842
100.01-120%	6,133		10,678
Greater than 120%	2,856		6,306
No LTV/CLTV available	1,416		1,610
Government insured/guaranteed loans	26,268		30,737
Loans, excluding Purchased Credit Impaired Loans	243,674		234,407
Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Total consumer PCI loans (carrying value)	101		123
Loans	59,717		65,950		75,503	86,041	96,205
Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	15,603		13,645
60.01-80%	17,651		17,154
80.01-100%	14,004		16,273
100.01-120%	7,254		9,992
Greater than 120%	4,058		7,369
No LTV/CLTV available	1,046		1,394
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	$ 59,616		$ 65,827

[1]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.